Offerings - Offering: 1	Feb. 02, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit | $ / shares	0.50
Maximum Aggregate Offering Price	$ 500,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 69.05
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement covers any additional shares of Common stock of Sentient Brands Holdings, Inc. (the “Registrant”) that may become issuable under the Registrant’s 2026 Employee Benefit Plan (the “Plan”) as a result of any future stock splits, stock dividends or similar adjustments of the Registrant’s outstanding Common stock.The proposed maximum offering price per share of common stock and the proposed aggregate offering price are calculated solely for the purpose of determining the registration fee pursuant to Rule 457(c) and Rule 457(h)(1) of the Securities Act. The proposed maximum offering price per share is estimated to be $0.50, based on the average of the high sales price ($0.55) and the low sales price ($0.32) for the Registrant’s common stock as reported by OTC Markets on January 28, 2026.The shares are being registered pursuant to the 2026 Employee Benefit Plan that became effective on January 20, 2026.